STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Participant contributions -
Salary deferrals	$ 284,114,926
Rollovers	25,241,189
Employer contributions -
Matching	84,643,332
Defined contribution	320,968
Interest income on notes receivable from participants	12,493,698
Dividend and interest income	3,222,066
Net appreciation in value of investments	570,980,757
Total additions	981,016,936
DEDUCTIONS:
Benefits paid to participants	538,116,600
Administrative expenses	3,079,611
Total deductions	541,196,211
NET ADDITIONS	439,820,725
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	4,369,018,873
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 4,808,839,598